Fair Value Measurement - Fair Value Measurement Hierarchy for Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets		¥ 12,434,653	$ 1,966,825	¥ 14,612,382
Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	3,338,816	528,110	7,793,343
Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		606	$ 96	6,258
Quoted prices in active markets (Level 1) [Member] | Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		606		6,258
Significant observable inputs (Level 2) [Member] | Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	¥ 3,338,816		¥ 7,793,343

[1]	The fair value of the Group’s debt financial assets is measured based on quoted market interest rates of similar instruments.